Debt - Text Details (Detail) € in Millions, $ in Billions		Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 12, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 28, 2017 EUR (€)
Debt [Line Items]
Euro Medium-Term Note program		€ 10,000
Change of Control Triggering Event, potentially required purchase price related to principal amount		101.00%	101.00%
Borrowings, interest rate					14.20%
Borrowings	[1]	€ 6,934			€ 5,447		€ 4,821
IFRS 16 [Member]
Debt [Line Items]
Borrowings							803
Lease liabilities [member]
Debt [Line Items]
Lease liabilities					€ 256
Lease liabilities [member] | IFRS 16 [Member]
Debt [Line Items]
Lease liabilities							€ 803
Weighted average [member]
Debt [Line Items]
Borrowings, interest rate		2.00%	2.00%		2.50%
Weighted average [member] | Lease liabilities [member]
Debt [Line Items]
Borrowings, interest rate		2.10%	2.10%		2.40%
Commercial Paper Programme [Member]
Debt [Line Items]
Notional amount | $			$ 2.5
Committed revolving credit facility [Member]
Debt [Line Items]
Undrawn borrowing facilities		€ 1,000
Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member]
Debt [Line Items]
Notional amount		€ 500
Borrowings, interest rate		1.375%	1.375%
Unsecured EUR Bonds Due 30/03/2030 2% [Member]
Debt [Line Items]
Notional amount		€ 500
Borrowings, interest rate		2.00%	2.00%
Purchase forward contracts [Member]
Debt [Line Items]
Notional amount		€ 174		€ 319
Purchase forward contracts [Member] | Forward contract [member]
Debt [Line Items]
Notional amount		745			€ 130
Purchase forward contracts [Member] | Forward contract [member] | Share repurchase LTI 2020 [member]
Debt [Line Items]
Notional amount		174
Share buyback program [Member]
Debt [Line Items]
Notional amount								€ 1,500
Borrowings		1,500
Matured [member]
Debt [Line Items]
Notional amount						€ 500
Matured [member] | Forward contract [member]
Debt [Line Items]
Notional amount		€ 126			576
Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member]
Debt [Line Items]
Notional amount					€ 750
Borrowings, interest rate					0.50%
Bank borrowings [Member] | Weighted average [member]
Debt [Line Items]
Borrowings, interest rate		5.90%	5.90%

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.